Financial Risk Management Objectives and Policies - Schedule of Risks Related to Variations in Prices of Aircraft Fuel (Detail) - Commodity price risk [member] R$ in Thousands	Dec. 31, 2019 BRL (R$)
Percentage one [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	25.00%
Percentage of reasonably possible decrease in risk assumption	(25.00%)
Impact on fuel hedges due to reasonably possible increase in designated risk component	R$ 379,673
Impact on fuel hedges due to reasonably possible decrease in designated risk component	R$ (261,317)
Percentage two [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	50.00%
Percentage of reasonably possible decrease in risk assumption	(50.00%)
Impact on fuel hedges due to reasonably possible increase in designated risk component	R$ 700,031
Impact on fuel hedges due to reasonably possible decrease in designated risk component	R$ (582,002)